Balances and Transactions with Related Parties (Details) - Schedule of transactions with employed/directors that accounts as related parties $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Schedule of transactions with employed/directors that accounts as related parties [Abstract]
Salary and related expenses to those employed by the Company or on its behalf (in Dollars)			$ 311
Remuneration of directors not employed by the Company or on its behalf (in Dollars)	$ 487	$ 506	$ 363
Number of People to whom the Salary and remuneration Refer:
Related and related parties employed by the Company or on its behalf			2
Directors not employed by the Company	9	9	7
Total Directors employed and not employed by the Company	9	9	9